Mining Interests (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 12, 2020	Oct. 22, 2019	Oct. 02, 2018	Oct. 31, 2017	Dec. 31, 2017	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2017	Jul. 02, 2019	Nov. 13, 2018
Lease term description						Office space that expires in 2022		Office space that expires in 2022.
Mining lease payments						$ 10,138	$ 30,893	$ 120,690
Lease liability payments due											$ 370,711
Outstanding payment								3,749,388
Accounts payable and accrued liabilities								7,905,235	3,811,227
Semi-annual accrual								799,998
Placer Mining Corp [Member]
Mining lease payments						1,787,300		1,847,300
Lease extension fee						$ 60,000		60,000
Outstanding payment								$ 2,229,408	1,209,530
Placer Mining Corp [Member] | Bunker Assets [Member]
Lease term						10 years		10 years
Option to purchase lease asset price						$ 45,000,000		$ 45,000,000
Royalty percentage of net smelter return on sales						3.00%		3.00%
Royalty percentage of net smelter return after purchase option						1.50%		1.50%
Post-acquisition of net smelter return cost						$ 60,000,000		$ 60,000,000
Letter of Intent [Member]
Payments to acquire mining interest										$ 300,000
Definitive Agreement [Member] | Placer Mining Corp [Member]
Bonus payment for mining assets				$ 1,000,000	$ 500,000
Lease term description						The 24-month lease commenced November 1, 2017.		The 24-month lease commences November 1, 2017 and continues until October 31, 2019.
Lease term						24 months
Mining lease payments				$ 100,000
Option to extend lease period								The lease period can be extended by a further 12 months at the Company's discretion.
Option to Purchase Agreement [Member] | Invoices for December 2017 to October 2019 [Member]
Outstanding payment						$ 2,229,408		$ 2,229,408
Option to Purchase Agreement [Member] | Environmental Protection Agency [Member]
Lease liability payments due								20,000,000
Option to Purchase Agreement [Member] | Environmental Protection Agency [Member] | 30 Days After a Fully Ratified Agreement [Member]
Lease liability payments due								1,000,000
Option to Purchase Agreement [Member] | Environmental Protection Agency [Member] | June 1 and December 1 of Each Year [Member]
Semi-annual lease payments									480,000
Option to Purchase Agreement [Member] | Placer Mining Corp [Member]
Lease term	18 months
Mining lease payments		$ 60,000	$ 400,000
Option to purchase lease asset price		$ 11,000,000
Royalty percentage of net smelter return on sales		100.00%
Reduction of monthly lease payments												$ 60,000
Accumulated reduction of lease payments												$ 140,000
Accrued expenses						1,787,300		1,847,300	1,373,000
Lease expiration date	Aug. 01, 2022
Lease extension fee	$ 150,000	$ 60,000
Option to extend lease period		The lease period has been extended for an additional period of nine months to August 1, 2020, with the option to extend for a further 6 months based upon payment of a 1 time $60,000 extension fee
Cash payment		$ 300,000
Outstanding payment						960,000		960,000	$ 560,000
Accounts payable and accrued liabilities						11,096,542		7,905,235
Semi-annual accrual						120,477		$ 89,180
Option to Purchase Agreement [Member] | Placer Mining Corp [Member] | Semi Annual Accrual [Member]
Semi-annual accrual						799,998
Option to Purchase Agreement [Member] | Placer Mining Corp [Member] | Bunker Assets to be Paid in Cash [Member]
Option to purchase lease asset price		6,200,000
Option to Purchase Agreement [Member] | Placer Mining Corp [Member] | Bunker Assets to be Paid in Shares [Member]
Option to purchase lease asset price		4,800,000
Option to Purchase Agreement [Member] | USA [Member] | Invoices for December 2017 to October 2019 [Member]
Outstanding payment						$ 3,269,388
Environmental Protection Agency [Member] | Placer Mining Corp [Member]
Option to purchase lease asset price		$ 20,000,000